INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.      INTANGIBLE ASSETS

Intangible assets include ANDAs that were acquired as part of 2018 asset acquisitions of U.S. marketed generic products, as well as cloud computing or office administration softwares. These intangible assets were originally recorded at relative estimated fair values based on the purchase price for the asset acquisitions and are stated net of accumulated amortization and impairment, if any.

The ANDAs are amortized over their estimated useful lives of 13 years using the straight-line method. Others are being amortized over its useful life of 5-10 years.

In February 2020, the Company entered into an agreement with Chartwell Rx Sciences, LLC (“Chartwell”) in which the Company sold and transferred the control of seven U.S. FDA-approved ANDAs to Chartwell in exchange for $450,000 in cash, which the Company received in March 2020. The Company is also entitled to an additional $1 million, contingent upon Chartwell receiving certain FDA approvals relating to certain of these ANDAs. The additional $1 million is treated as variable consideration. Because the amount of variable consideration is highly susceptible to factors outside the Company's influence and the Company’s experience with similar types of contracts is limited, the Company did not include the amount of variable consideration in recognition of gain on disposal of intangible assets for the years ended December 31, 2022, 2021 and 2020, as no FDA approvals have been obtained by Chartwell on those products. The Company will recognize the variable consideration and additional gain on disposal of intangible assets when the constraint on variable consideration is resolved, i.e., Chartwell receives relevant FDA approvals.

In the fourth quarter of 2022, the Company determined that it had no further development plan for its six ANDAs and returned the Wuxi land use right to the local government (Note 5). This indicates that the carrying value of these ANDAs may not be recoverable and triggers an impairment test. The Company performed an impairment test of these ANDAs and concluded that the carrying amount of the ANDAs is not fully recoverable and should be reduced to fair value of $1 million based on expected selling price and management estimated the remaining useful life to be one year after the impairment. The Company recognized an impairment loss of $8.7 million in its consolidated statements of operations and comprehensive loss for the year ended December 31, 2022. The Company recognized no impairment for the years ended December 31, 2021 and 2020.

Intangible assets at December 31, 2022 and 2021 consists of the following:

(In thousands)
Asset as of December 31, 2022	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
ANDAs	$15,832	$(6,118)	$(8,724)	$990
Others	244	(171)	—	73
Total	$16,076	$(6,289)	$(8,724)	$1,063

(In thousands)
Asset as of December 31, 2021	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
ANDAs	$15,832	$(3,688)	$—	$12,144
Others	197	(138)	—	59
Total	$16,029	$(3,826)	$—	$12,203

The changes in intangible assets for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In thousands)	2022	2021	2020
Balance at the beginning of the year	$12,203	$13,210	$13,674
Addition	45	—	—
Amortization expense	(1,211)	(1,347)	(1,289)
Impairment	(8,724)	—	—
Foreign currency translation adjustment	(1,250)	340	825
Balance at the ending of the year	$1,063	$12,203	$13,210

Expected future amortization expense is as follows as of December 31, 2022:

(In thousands)
2023	$1,023
2024	5
2025	5
2026	5
2027	5
2028 and thereafter	20